Accrued Liabilities related to Insurance Programs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	$ 31,181	$ 33,280
Automobile and General Liability Insurance [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	21,290	20,308
Workers Compensation [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	8,941	12,152
Health Insurance [Member]
Schedule Of Accrued Liabilities [Line Items]
Insurance liability	$ 950	$ 820